Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)
Hedging derivatives
Valuation adjustments, cash flow hedge	$ (1,224)	$ 1,394	$ (376)
Other comprehensive income under Valuation adjustments - Cash flow hedges		(6)
Cash flow hedges
Hedging derivatives
Valuation adjustments, cash flow hedge	(1,224)	1,394	$ (376)
Other comprehensive income under Valuation adjustments - Cash flow hedges		(6)
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value		7,311
Cash flow hedges | Currency risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value	174	523		$ 14				$ 41
Cash flow hedges | Currency risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value	351	491			€ 21				€ 29
Cash flow hedges | Currency risk | Senior Unsecured Notes | US dollar
Hedging derivatives
Nominal Value		11,125						543
Cash flow hedges | Currency risk | UMS | US dollar
Hedging derivatives
Nominal Value	911	911		$ 50				50
Cash flow hedges | Currency risk | UMS | Euro
Hedging derivatives
Nominal Value		519							€ 25
Cash flow hedges | Currency risk | UMS | Pound sterling
Hedging derivatives
Nominal Value	260	260				£ 10				£ 10
Cash flow hedges | Currency risk | Brazilian Government Notes | US dollar
Hedging derivatives
Nominal Value	33,353	36,171					R$ 1,342	$ 1,466
Cash flow hedges | Currency risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value	7,196	$ 28,787					1,917				R$ 8,295
Cash flow hedges | Currency risk | Brazilian Government Notes Forward Fx-BRL | Brazilian real
Hedging derivatives
Nominal Value	$ 16,425						R$ 5,187